Cash and cash equivalents	12 Months Ended
Dec. 31, 2018
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents
4. Cash and cash equivalents

	For the year ended
	Dec 31, 2018	Dec 31, 2017
Cash and cash equivalents	56,903,038	39,457,407

Ardmore is required to maintain a minimum cash balance in accordance with its long-term debt facility agreements (see Note 8) and long-term finance lease facility agreements (see Note 9).